CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016
Cash flows from operating activities:
Net income	$ 12,129,000	$ 8,299,000	$ 4,259,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,082,000	3,220,000	2,072,000
Deferred income taxes, net	621,000	1,225,000	1,758,000
Lease abandonment recovery, net			(44,000)
Loss (gain) on sale/disposal of equipment	27,000	4,000	(37,000)
(Recovery of) provision for doubtful accounts	(189,000)	216,000	659,000
Stock-based compensation	2,774,000	1,239,000	777,000
Accretion and fair value adjustments of contingent consideration	1,156,000	21,000	547,000
Changes in operating assets and liabilities, net of effects from business acquisitions:
Accounts receivable	(7,412,000)	1,288,000	(4,354,000)
Costs and estimated earnings in excess of billings on uncompleted contracts	(5,744,000)	(4,057,000)	(1,180,000)
Other receivables	(1,126,000)	82,000	31,000
Prepaid expenses and other current assets	(1,096,000)	(519,000)	203,000
Other assets	25,000	(169,000)	31,000
Accounts payable	3,186,000	206,000	1,842,000
Accrued liabilities	4,329,000	8,409,000	(1,320,000)
Billings in excess of costs and estimated earnings on uncompleted contracts	(1,593,000)	2,159,000	2,285,000
Deferred lease obligations	(100,000)	(23,000)	573,000
Net cash provided by operating activities	11,069,000	21,600,000	8,102,000
Cash flows from investing activities:
Purchase of equipment and leasehold improvements	(2,178,000)	(1,662,000)	(2,475,000)
Proceeds from sale of equipment		15,000	7,000
Cash paid for acquisitions, net of cash acquired	(14,603,000)	(8,857,000)	(8,168,000)
Net cash used in investing activities	(16,781,000)	(10,504,000)	(10,636,000)
Cash flows from financing activities:
Payments on contingent consideration	(1,709,000)	(1,284,000)
Payments on notes payable	(4,164,000)	(4,378,000)	(2,090,000)
Proceeds from notes payable		733,000	2,606,000
Borrowings under line of credit	1,000,000
Principal payments on capital lease obligations	(390,000)	(522,000)	(350,000)
Proceeds from stock option exercise	1,901,000	327,000	512,000
Proceeds from sales of common stock under employee stock purchase plan	830,000	209,000	170,000
Net cash (used in) provided by financing activities	(2,532,000)	(4,915,000)	848,000
Net (decrease) increase in cash and cash equivalents	(8,244,000)	6,181,000	(1,686,000)
Cash and cash equivalents at beginning of period	22,668,000	16,487,000	18,173,000
Cash and cash equivalents at end of period	14,424,000	22,668,000	16,487,000
Cash paid during the period for:
Interest	111,000	179,000	203,000
Income taxes	2,750,000	1,875,000	949,000
Supplemental disclosures of noncash investing and financing activities:
Issuance of notes payable related to business acquisitions		4,569,000	4,250,000
Issuance of common stock related to business acquisitions	3,100,000	2,228,000	1,485,000
Contingent consideration related to business acquisitions	5,400,000		5,178,000
Other payable for working capital adjustment	113,000
Equipment acquired under capital leases	$ 294,000	$ 373,000	$ 420,000